Insurance - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Insurance service result [Line Items]
Liabilities for incurred claims	$ 102	$ 115
The Union Life [Member]
Insurance service result [Line Items]
Insurance contracts transferred	$ 798